                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marketfield Asset Management LLC
Address: 292 Madison Avenue, 14th Floor
         New York, New York 10017

Form 13F File Number: 28-15275

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Shaoul
Title:   Chief Executive Officer
Phone:   212-514-2350

Signature, Place, and Date of Signing:

    /s/ Michael Shaoul        New York, New York           May 14, 2013
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
                                                -----------------------

Form 13F Information Table Entry Total:         100
                                                -----------------------

Form 13F Information Table Value Total:         $4,314,482 (thousands)
                                                -----------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name
---   --------------------    ----

1     28-06325                New York Life Investment Management LLC

                                   FORM 13F
                               INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                          VALUE   SHRS OR                    INVEST     OTHER -------------------
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (x$1000) PRN AMT SH/PRN PUT/CALL    DISCR      MGRS   SOLE  SHARED  NONE
--------------                 --------------  --------- -------- ------- ------ -------- ------------- ----- ------ ------- ----
3M CO                          COM             88579Y101     6591   62000   SH            Sole                 62000
3M CO                          COM             88579Y101    81816  769600   SH            Shared-Other    1           769600
AMAZON COM INC                 COM             023135106     6327   23741   SH            Sole                 23741
AMAZON COM INC                 COM             023135106    78535  294700   SH            Shared-Other    1           294700
BB&T CORP                      COM             054937107     6152  196000   SH            Sole                196000
BB&T CORP                      COM             054937107    78434 2498700   SH            Shared-Other    1          2498700
BEACON ROOFING SUPPLY INC      COM             073685109     8784  227200   SH            Sole                227200
BEACON ROOFING SUPPLY INC      COM             073685109   109699 2837536   SH            Shared-Other    1          2837536
CARPENTER TECHNOLOGY CORP      COM             144285103     5668  115000   SH            Sole                115000
CARPENTER TECHNOLOGY CORP      COM             144285103    70430 1428900   SH            Shared-Other    1          1428900
CATERPILLAR INC DEL            COM             149123101     6558   75400   SH            Sole                 75400
CATERPILLAR INC DEL            COM             149123101    80734  928300   SH            Shared-Other    1           928300
CIT GROUP INC                  COM NEW         125581801     7013  161300   SH            Sole                161300
CIT GROUP INC                  COM NEW         125581801    88576 2037168   SH            Shared-Other    1          2037168
COLGATE PALMOLIVE CO           COM             194162103     3482   29500   SH            Sole                 29500
COLGATE PALMOLIVE CO           COM             194162103    46539  394300   SH            Shared-Other    1           394300
COSTCO WHSL CORP NEW           COM             22160K105     5942   56000   SH            Sole                 56000
COSTCO WHSL CORP NEW           COM             22160K105    75052  707300   SH            Shared-Other    1           707300
CUMMINS INC                    COM             231021106     7342   63400   SH            Sole                 63400
CUMMINS INC                    COM             231021106    90054  777600   SH            Shared-Other    1           777600
D R HORTON INC                 COM             23331A109     5044  207566   SH            Sole                207566
D R HORTON INC                 COM             23331A109    65083 2678299   SH            Shared-Other    1          2678299
DEERE & CO                     COM             244199105     6835   79500   SH            Sole                 79500
DEERE & CO                     COM             244199105    82601  960700   SH            Shared-Other    1           960700
EAGLE MATERIALS INC            COM             26969P108    10707  160700   SH            Sole                160700
EAGLE MATERIALS INC            COM             26969P108   136823 2053474   SH            Shared-Other    1          2053474
EXXON MOBIL CORP               COM             30231G102    11669  129500   SH            Sole                129500
EXXON MOBIL CORP               COM             30231G102   149411 1658100   SH            Shared-Other    1          1658100
FACEBOOK INC                   CL A            30303M102     7669  299800   SH            Sole                299800

                                                                                                              VOTING AUTHORITY
                                                       VALUE   SHRS OR                     INVEST     OTHER ---------------------
NAME OF ISSUER             TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  SH/PRN PUT/CALL    DISCR      MGRS   SOLE    SHARED  NONE
--------------            ----------------- --------- -------- -------- ------ -------- ------------- ----- ------- -------- ----
FACEBOOK INC              CL A              30303M102    93045  3637400   SH            Shared-Other    1            3637400
FEDEX CORP                COM               31428X106     6059    61700   SH            Sole                  61700
FEDEX CORP                COM               31428X106    75339   767200   SH            Shared-Other    1             767200
FIFTH THIRD BANCORP       COM               316773100     5134   314800   SH            Sole                 314800
FIFTH THIRD BANCORP       COM               316773100    64294  3942000   SH            Shared-Other    1            3942000
GENERAL ELECTRIC CO       COM               369604103     8640   373700   SH            Sole                 373700
GENERAL ELECTRIC CO       COM               369604103   111434  4819800   SH            Shared-Other    1            4819800
HERSHEY CO                COM               427866108     5593    63900   SH            Sole                  63900
HERSHEY CO                COM               427866108    68352   780900   SH            Shared-Other    1             780900
HOME DEPOT INC            COM               437076102     8108   116200   SH            Sole                 116200
HOME DEPOT INC            COM               437076102   101732  1457900   SH            Shared-Other    1            1457900
INGERSOLL-RAND PLC        SHS               G47791101     6970   126700   SH            Sole                 126700
INGERSOLL-RAND PLC        SHS               G47791101    86080  1564800   SH            Shared-Other    1            1564800
IRELAND BK                SPNSRD ADR NEW    46267Q202     6818   804998   SH            Sole                 804998
IRELAND BK                SPNSRD ADR NEW    46267Q202    28708  3389402   SH            Shared-Other    1            3389402
ISHARES INC               MSCI EMU INDEX    464286608     5215   159734   SH            Sole                 159734
ISHARES INC               MSCI EMU INDEX    464286608    65217  1997455   SH            Shared-Other    1            1997455
ISHARES INC               MSCI ITALY CAPP   464286855     8395   711421   SH            Sole                 711421
ISHARES INC               MSCI ITALY CAPP   464286855   108257  9174355   SH            Shared-Other    1            9174355
ISHARES INC               MSCI MEXICO CAP   464286822    15724   210800   SH            Sole                 210800
ISHARES INC               MSCI MEXICO CAP   464286822   198901  2666588   SH            Shared-Other    1            2666588
ISHARES INC               MSCI JAPAN        464286848    19440  1800000   SH            Sole                1800000
ISHARES INC               MSCI JAPAN        464286848   242674 22469800   SH            Shared-Other    1           22469800
ISHARES TR                TRANSP AVE IDX    464287192     1641    14740   SH            Sole                  14740
ISHARES TR                TRANSP AVE IDX    464287192    20619   185260   SH            Shared-Other    1             185260
ISHARES TR                FTSE CHINA25 IDX  464287184       14     8000   SH   PUT      Sole                   8000
ISHARES TR                FTSE CHINA25 IDX  464287184      175   100000   SH   PUT      Shared-Other    1             100000
ISHARES TR                BARCLYS 20+ YR    464287432        1     8250   SH   PUT      Sole                   8250
ISHARES TR                BARCLYS 20+ YR    464287432       10   100000   SH   PUT      Shared-Other    1             100000
ISHARES TR                BARCLYS 20+ YR    464287432        2     9000   SH   PUT      Sole                   9000
ISHARES TR                BARCLYS 20+ YR    464287432       29   115000   SH   PUT      Shared-Other    1             115000
ISHARES TR                DJ HOME CONSTN    464288752     9597   401700   SH            Sole                 401700
ISHARES TR                DJ HOME CONSTN    464288752   123712  5178400   SH            Shared-Other    1            5178400
ISHARES TR                MSCI EMERG MKT    464287234       17    16500   SH   PUT      Sole                  16500
ISHARES TR                MSCI EMERG MKT    464287234      202   200000   SH   PUT      Shared-Other    1             200000

                                                                                                               VOTING AUTHORITY
                                                          VALUE   SHRS OR                    INVEST     OTHER -------------------
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (x$1000) PRN AMT SH/PRN PUT/CALL    DISCR      MGRS   SOLE  SHARED  NONE
--------------                 --------------  --------- -------- ------- ------ -------- ------------- ----- ------ ------- ----
KANSAS CITY SOUTHERN           COM NEW         485170302     7319   66000   SH            Sole                 66000
KANSAS CITY SOUTHERN           COM NEW         485170302    89230  804600   SH            Shared-Other    1           804600
LANDSTAR SYS INC               COM             515098101     6554  114800   SH            Sole                114800
LANDSTAR SYS INC               COM             515098101    85138 1491300   SH            Shared-Other    1          1491300
MOHAWK INDS INC                COM             608190104     7296   64500   SH            Sole                 64500
MOHAWK INDS INC                COM             608190104    92052  813751   SH            Shared-Other    1           813751
NATIONAL OILWELL VARCO INC     COM             637071101     5434   76800   SH            Sole                 76800
NATIONAL OILWELL VARCO INC     COM             637071101    66165  935200   SH            Shared-Other    1           935200
OLD DOMINION FGHT LINES INC    COM             679580100     7751  202900   SH            Sole                202900
OLD DOMINION FGHT LINES INC    COM             679580100    99952 2616533   SH            Shared-Other    1          2616533
PANDORA MEDIA INC              COM             698354107     6664  470600   SH            Sole                470600
PANDORA MEDIA INC              COM             698354107    81390 5747900   SH            Shared-Other    1          5747900
PRECISION CASTPARTS CORP       COM             740189105     5290   27900   SH            Sole                 27900
PRECISION CASTPARTS CORP       COM             740189105    65590  345900   SH            Shared-Other    1           345900
RAYONIER INC                   COM             754907103     6158  103200   SH            Sole                103200
RAYONIER INC                   COM             754907103    75192 1260139   SH            Shared-Other    1          1260139
RYLAND GROUP INC               COM             783764103     5754  138240   SH            Sole                138240
RYLAND GROUP INC               COM             783764103    73612 1768664   SH            Shared-Other    1          1768664
SHERWIN WILLIAMS CO            COM             824348106     7212   42700   SH            Sole                 42700
SHERWIN WILLIAMS CO            COM             824348106    90847  537905   SH            Shared-Other    1           537905
SPDR SERIES TRUST              S&P HOMEBUILD   78464A888     6820  256400   SH            Sole                256400
SPDR SERIES TRUST              S&P HOMEBUILD   78464A888    85713 3222300   SH            Shared-Other    1          3222300
SPDR SERIES TRUST              S&P REGL BKG    78464A698    10542  376900   SH            Sole                376900
SPDR SERIES TRUST              S&P REGL BKG    78464A698   130094 4651208   SH            Shared-Other    1          4651208
STARBUCKS CORP                 COM             855244109        1     440   SH   CALL     Sole                   440
STARBUCKS CORP                 COM             855244109       13    5000   SH   CALL     Shared-Other    1             5000
STEEL DYNAMICS INC             COM             858119100     8058  507600   SH            Sole                507600
STEEL DYNAMICS INC             COM             858119100   103832 6540600   SH            Shared-Other    1          6540600
TOLL BROTHERS INC              COM             889478103     4115  120189   SH            Sole                120189
TOLL BROTHERS INC              COM             889478103    53946 1575520   SH            Shared-Other    1          1575520
U S G CORP                     COM NEW         903293405     7136  269900   SH            Sole                269900
U S G CORP                     COM NEW         903293405    66031 2497392   SH            Shared-Other    1          2497392
UNION PAC CORP                 COM             907818108     8915   62600   SH            Sole                 62600
UNION PAC CORP                 COM             907818108   108901  764700   SH            Shared-Other    1           764700

                                                                                                                 VOTING AUTHORITY
                                                             VALUE   SHRS OR                    INVEST     OTHER ----------------
NAME OF ISSUER                   TITLE OF CLASS     CUSIP   (x$1000) PRN AMT SH/PRN PUT/CALL    DISCR      MGRS  SOLE SHARED NONE
--------------                  ----------------- --------- -------- ------- ------ -------- ------------- ----- ---- ------ ----
VANGUARD INTL EQUITY INDEX F    FTSE EMR MKT ETF  922042858        4    4365   SH   PUT      Sole                4365
VANGUARD INTL EQUITY INDEX F    FTSE EMR MKT ETF  922042858       43   50000   SH   PUT      Shared-Other    1         50000